CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ 12,701	$ 7,732
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation and amortization	66	77
Changes in marketable securities and bank deposits, net	242	67
Changes in accrued liability for employee severance benefits, net of retirement fund profit	14	28
Share-based compensation	1,230	859
Non cash finance income, net	(2)	(43)
Changes in operating asset and liabilities:
Decrease (increase) in trade and other receivable	(342)	191
Increase (decrease) in accounts payable and accruals	(616)	771
Net cash used in operating activities	(12,109)	(5,782)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(216)	(149)
Investment in bank deposits	(13,000)	(28,025)
Investment in marketable securities	(700)	(46,762)
Proceeds from sale and maturity of marketable securities and bank deposits	27,725	6,028
Net cash provided by (used in) investing activities	13,809	(68,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through a public offering, net of issuance costs		64,202
Proceeds from exercise of warrants		2,130
Proceeds from exercise of options		315
Payments in respect of BIRD loan	(476)
Payments in respect of bank borrowings	(16)	(16)
Net cash provided by (used in) financing activities	(492)	66,631
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,208	(8,059)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	3	7
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	18,795	43,008
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	20,006	34,956
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS
Cashless exercise of warrants		4
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for taxes	119
Interest received	641
Interest paid	$ 239